TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
	YEAR ENDED DECEMBER 31,
	2012	2011

Net loss carry-forward	9,785	10,055
Other additions for tax Purposes	114	107

Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)

Net deferred tax asset	-	-

Schedule of Net Profit (Loss)
	YEAR ENDED DECEMBER 31,
	2012	2011

United States	(40)	49
Israel	864	1,040

Schedule of Net Operating Loss Carry-Forwards
Israel	38,500
United States *	500

39,000